Income Taxes - Summary of Movement in Deferred Tax Liability (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ 280,000	$ 137,000
Recognized in income tax expense	35,000	167,000
Recognized in equity	(116,000)	(24,000)
Net deferred tax liability	$ 199,000	$ 280,000